Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Assets [Abstract]
Jointly Controlled by Banco Santander	R$ 10,500,055	R$ 9,432,738	R$ 8,831,611
Banco RCI Brasil S.A.	9,849,508	9,057,261	8,603,844
Norchem Participações e Consultoria S.A.	79,633	78,674	78,833
Cibrasec - Companhia Brasileira de Securitização	80,300	86,378	91,083
Estruturadora Brasileira de Projetos S.A. - EBP	33,389	42,627	57,851
Gestora de Inteligência de Crédito	338,382	167,798
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	103,703
Santander Auto S.A.	15,140
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,463,262	1,967,989	1,459,826
Webmotors S.A.	221,313	490,458	145,499
Tecnologia Bancária S.A. - TECBAN	2,238,156	1,472,774	1,310,945
PSA Corretora de Seguros e Serviços Ltda.	3,793	4,757	3,382
Significant Influence of Banco Santander	123,959	122,176	127,598
Norchem Holding e Negócios S.A.	123,959	122,176	127,598
Total	13,087,276	11,522,903	10,419,035
Total liabilities
Jointly Controlled by Banco Santander	8,755,688	8,043,604	7,318,656
Banco RCI Brasil S.A.	8,679,715	7,985,647	7,276,320
Norchem Participações e Consultoria S.A.	27,423	27,574	26,228
Cibrasec - Companhia Brasileira de Securitização	3,893	9,884	14,659
Estruturadora Brasileira de Projetos S.A. - EBP	176	264	1,449
Gestora de Inteligência de Crédito	42,894	20,235
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	1,557
Santander Auto S.A.	30
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,573,082	1,077,782	943,028
Webmotors S.A.	60,905	50,413	35,231
Tecnologia Bancária S.A. - TECBAN	1,510,794	1,025,593	905,731
PSA Corretora de Seguros e Serviços Ltda.	1,383	1,776	2,066
Significant Influence of Banco Santander	27,714	26,267	31,136
Norchem Holding e Negócios S.A.	27,714	26,267	31,136
Total	10,356,484	9,147,653	8,292,820
Total Income
Jointly Controlled by Banco Santander	80,954	43,866	89,544
Banco RCI Brasil S.A.	115,928	74,452	79,223
Norchem Participações e Consultoria S.A.	2,240	2,665	5,274
Cibrasec - Companhia Brasileira de Securitização	1,989	4,000	7,011
Estruturadora Brasileira de Projetos S.A. - EBP	(9,151)	(14,040)	(1,964)
Gestora de Inteligência de Crédito	(32,328)	(23,211)
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	2,166
Santander Auto S.A.	110
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	9,703	74,861	58,595
Webmotors S.A.	43,751	31,264	29,934
Tecnologia Bancária S.A. - TECBAN	(34,976)	41,932	27,568
PSA Corretora de Seguros e Serviços Ltda.	928	1,665	1,093
Significant Influence of Banco Santander	2,690	5,597	6,792
Norchem Holding e Negócios S.A.	2,690	5,597	6,792
Total	R$ 93,347	R$ 124,324	R$ 154,931